Loss per Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per Share [Abstract]
Net Loss per Common Share
The calculation of net loss per common share is summarized below:

	For the years ended December 31,
	2019	2018	2017

Net loss	(11,698)	(21,058)	(3,235)

Weighted average common shares outstanding – basic and diluted	15,332,755	2,507,087	2,389,719
Net loss per common share – basic and diluted	$(0.76)	$(8.40)	$(1.35)